Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Income taxes	$ 954.3	$ 702.6	$ 715.6
Interest	184.9	$ 154.0	$ 146.3
Operating Lease, Payments	$ 84.0